COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Compulsory Loans [Line Item]
Opening balance	R$ 1,047,109	R$ 485,756
Ingress of resources		7,263
Provision for Implantation of Shares	107,652	376,433
Debt charges	30,791	39,243
Interest payment	(1,328)	(2,282)
Monetary adjustment	32,111	140,696
Final balance	R$ 1,216,335	R$ 1,047,109